091-08964

For Internal Use Only
Sec File No.

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

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10047597

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Nuveen Advisory Corp

3. Class of New Derivative Securities Product:
Closed-End Fund

4. Name of Underlying Instrument:

NUN: Municipal Bonds; NUO: Municipal Bonds; NUV: Municipal Bonds; NUW: Municipal Bonds; NVC: Municipal Bonds; NVG: Municipal Bonds; NVJ: Municipal Bonds; NVN: Municipal Bonds; NVX: Municipal Bonds; NVY: Municipal Bonds; NWI: Municipal Bonds; NXC: Municipal Bonds; NXE: Municipal Bonds; NXI: Municipal Bonds; NXJ: Municipal Bonds

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
N/A

6. Ticker Symbol(s) of New Derivative Securities Product:
NUN, NUO, NUV, NUW, NVC, NVG, NVJ, NVN, NVX, NVY, NWI, NXC, NXE, NXI, NXJ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NUN: OTC US; NUO: OTC US; NUV: OTC US; NUW: OTC US; NVC: OTC US; NVG: OTC US; NVJ: OTC US; NVN: OTC US; NVX: OTC US; NVY: OTC US; NWI: OTC US; NXC: OTC US; NXE: OTC US; NXI: OTC US; NXJ: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**22-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010